COVER LETTER

April 30, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund (the “Trust”)
(1933	Act File No. 2-39334; 1940 Act File No. 811-2224)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 104 to the Trust’s Registration Statement on Form N-1A which was filed electronically on April 30, 2018.

Please address any questions or comments to the undersigned at (860) 562-2130.

Very truly yours,

/s/Andrew M. Goldberg
Andrew M. Goldberg
Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company
Vice President, Secretary, and Chief Legal Officer, MML Series Investment Fund